Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-3

Collection Period	01/01/15-01/31/15
Determination Date	2/9/2015
Distribution Date	2/17/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$573,710,813.46
2.	Collections allocable to Principal				$18,876,107.83
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,137,275.38

5.	Pool Balance on the close of the last day of the related Collection Period				$553,697,430.25
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				40,569
7.	Initial Pool Balance				$1,000,000,000.86

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$67,710,813.46		$47,697,430.25
	c.	Class A-3 Note Balance	$308,000,000.00		$308,000,000.00
	d.	Class A-4 Note Balance	$128,500,000.00		$128,500,000.00
	e.	Class B Note Balance	$24,500,000.00		$24,500,000.00
	f.	Class C Note Balance	$22,000,000.00		$22,000,000.00
	g.	Class D Note Balance	$18,000,000.00		$18,000,000.00

	h.	Note Balance (sum a - g)	$568,710,813.46		$548,697,430.25
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.2109371		0.1485901
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.5687108		0.5486974
10.	Overcollateralization Target Amount				$5,000,000.00
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,000,000.00
12.	Weighted Average Coupon			%	6.97%
13.	Weighted Average Original Term			months	66.34
14.	Weighted Average Remaining Term			months	46.02

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$3,557,672.48
	b.	Liquidation Proceeds allocable to Finance Charge			$1,363.64
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$3,559,036.12
16.	Principal:
	a.	Collections allocable to Principal			$18,876,107.83
	b.	Liquidation Proceeds allocable to Principal			$465,121.37
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$19,341,229.20

17.	Total Finance Charge and Principal Collections (15d+16d)		$22,900,265.32
18.	Interest Income from Collection Account		$1,451.11
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$22,901,716.43

Available Funds

21.	Available Collections		$22,901,716.43
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$22,901,716.43

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$478,092.34
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$478,092.34

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,585.69
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,585.69

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$33,291.15
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$33,291.15
	i.	Class A-3 Monthly Interest	$248,966.67
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$248,966.67
	m.	Class A-4 Monthly Interest	$159,554.17
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$159,554.17
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$38,995.83
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$38,995.83
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$39,416.67
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$39,416.67
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$42,750.00
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$42,750.00
34.	Quaternary Principal Distributable Amount		$15,013,383.21
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$16,058,035.73
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$5,000,000.00
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,559,036.12
	b.	Total Daily Deposits of Principal Collections	$19,341,229.20
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,451.11

	e.	Total Deposits to Collection Account (sum a - d)	$22,901,716.43
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$478,092.34
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,585.69
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$20,576,357.70
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,843,680.70

	f.	Total Withdrawals from Collection Account (sum a - e)	$22,901,716.43

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$33,291.15
	c.	Class A-3 Interest Distribution	$248,966.67
	d.	Class A-4 Interest Distribution	$159,554.17
	e.	Class B Interest Distribution	$38,995.83
	f.	Class C Interest Distribution	$39,416.67
	g.	Class D Interest Distribution	$42,750.00
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$20,013,383.21
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$20,576,357.70
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$20,046,674.36
	c.	Class A-3 Distribution	$248,966.67
	d.	Class A-4 Distribution	$159,554.17
	e.	Class B Distribution	$38,995.83
	f.	Class C Distribution	$39,416.67
	g.	Class D Distribution	$42,750.00

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$20,576,357.70

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,843,680.70
	b.	Reserve Account surplus (Ln 55)	$185.74

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,843,866.44
46.	Withdrawals
	a.	Certificateholder Distribution	$1,843,866.44

	b.	Total Withdrawals from Certificate Payment Account	$1,843,866.44

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.00	$2,500,000.00
	b.	Note Balance	$548,697,430.25
48.	Required Reserve Account Amount		$2,500,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.00
50.	Investment Earnings		$185.74
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,500,185.74
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$185.74

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,500,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$478,092.34
60.	Amount to be paid to Backup Servicer from the Collection Account		$3,585.69
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$20,576,357.70
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,843,680.70
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$185.74
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$20,046,674.36
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$248,966.67
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$159,554.17
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$38,995.83
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$39,416.67
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$42,750.00
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,843,866.44

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$670,790.37
74.	Cumulative Net Losses			$9,193,984.45
75.	Cumulative Net Loss Percentage			0.9194%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	885	$13,299,295.48
	b.	61 to 90 days past due	312	$4,309,292.85
	c.	91 or more days past due	119	$1,465,923.70

	d.	Total Past Due (sum a-c)	1,316	19,074,512.03

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,172,071,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer